FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2026
FAIR VALUE MEASUREMENT
Schedule of fair value measurement, net

The €(32,906) thousand ‘FV measurement, net’ component of the financial result for the six months ended June 30, 2026 breaks down by instrument as follows:

in € thousand	Amount
Change in FV of Pegasus Warrants	(7,082)
Group 14 shares FX valuation	265
XJ Harbour derivatives – realized (positions derecognized in the period)	299
XJ Harbour derivatives – unrealized	132
Change in FV of the XJ Liability (through Jan 16, 2026, pre-conversion)	(25,114)
2028 Convertible Notes – Warrants, FV re-measurement	1,908
2028 Convertible Notes – Conversion option, FV re-measurement (unrealized)	(539)
2028 Convertible Notes – Day-1 loss deferral amortization	(1,835)
2025 Convertible Loan – warrants and conversion option, FV re-measurement	(1)
2025 Convertible Loan – Day-1 loss deferral amortization	(339)
Debt-to-equity swap – 20% discount Christine Schmid	(600)
Total FV measurement, net	(32,906)

Schedule of significant unobservable inputs of liabilities

Level 3 instrument	Key inputs (Jun 30, 2026)	Fair value (€ thousand)
2025 Convertible Loan Warrants (1,250,000 outstanding)	Share price $6.26; strike $4.1956; volatility 91.2%; risk-free rate 3.9%	5,335
2025 Convertible Loan Conversion Option ($2.5 million nominal)	Conversion price $2.15; calibrated rate 79.7%; CDS spread 14.8%	3,350
XJ Share Price Protection (10,162,575 options)	Share price $6.26; strike $0.215; volatility 91.2%; risk-free rate 4.0%	1,313
2028 Convertible Notes Warrants	Share price $6.26; strike $8.01; volatility 111.7%; risk-free rate 4.0%	12,195
2028 Convertible Notes Option (combined tranches)	Conversion price $8.0125/VWAP; calibrated rate 68.5%; CDS spread 24.8%	6,307

Schedule of reconciliation of financial assets

		XJ Harbour price
in € thousand	Group 14 shares	protection cap	Total
01/01/2026	8,478	7,713	16,191
Settlements and changes from fair value remeasurement	265	(2,215)	(1,950)
06/30/2026	8,743	5,498	14,241

Schedule of reconciliation of financial liabilities

	Black Forest	Black Forest		Linden Conv.
in € thousand	Warrants	Conv. Option	Linden Warrants	Option	XJ Protection
01/01/2026	5,193	3,491	—	—	9,459
Additions	—	—	13,837	13,880	—
Settlements and changes from fair value remeasurement	142	(141)	(1,908)	(7,710)	(2,646)
06/30/2026	5,335	3,350	11,929	6,170	6,813

Schedule of deferral items of warrants

		2028
		Convertible
	Black Forest	Notes
in € thousand	2025 Warrants	Warrants
01/01/2026	3,394	—
Initial recognition	—	13,837
Amortized in finance expense due to the passage of time	(339)	(1,835)
06/30/2026	3,055	12,002